Short and long-term documents: (Tables)	12 Months Ended
Dec. 31, 2021
Short and long-term documents:
Schedule of long-term debt

Performance	2.39%
Spread credit (bps)	+336
Coupon	5.75%

Performance	6.75%

At December 31, 2020 the integration of the debt is shown as follows:

	Credit line	Interest	Credit line		Principal amortization		Interest		Term				Fair
	used in thousand USD	in USD	in pesos		in pesos		in pesos		Short		Long		value

Loan	$400,000	$10,577	Ps.	7,265,206	Ps.	(253,925)	Ps.	(39,105)	Ps.	330,235	Ps.	6,641,941	Ps.	7,697,476

At December 31, 2021 the integration of the debt is shown as follows:

	Credit line	Interest	Credit line		Principal amortization		Interest		Term				Fair
	used in thousand USD	in USD	in pesos		in pesos		in pesos		Short		Long		value

Loan	$400,000	$11,102	Ps.	7,207,061	Ps.	(220,961)	Ps.	(34,031)	Ps.	353,672	Ps.	6,598,397	Ps.	7,619,720